6. ACQUISITION OF ASSETS OF PHYTOSPHERE SYSTEMS, LLC (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of allocation of purchase price
Assets acquired
Tangible assets
Cash	$50,775
Accounts receivable	396,438
Inventory	345,477
Prepaid inventory	1,260,510
Property and equipment	1,288
Total tangible assets	2,054,488

Identifiable intangible assets
Vendor relationships	1,170,000
Trade name	230,000
Noncompete agreement - PhytoSPHERE	2,710,000
Total identifiable intangible assets	4,110,000

Unidentifiable intangible assets
Goodwill residual estimate	1,855,512
Total assets acquired from PhytoSPHERE	$8,020,000

Schedule of intangible assets
	Original Fair Market Value	Accumulated Amortization	Net

Balance - December 31, 2013:
Vendor relationships	$1,170,000	$214,500	$955,500
Trade name	230,000	42,167	187,833
Noncompete agreement	2,710,000	496,833	2,213,167
	$4,110,000	$753,500	$3,356,500

Balance - December 31, 2014:
Vendor relationships	$1,170,000	$448,000	$722,000
Trade name	230,000	88,167	141,833
Noncompete agreement	2,710,000	1,038,833	1,671,167
	$4,110,000	$1,575,000	$2,535,000